BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Biological Assets [Line Items]
Opening Balance	$ 3,063,394	$ 3,022,579	$ 3,195,370
Changes in real incurred cost	260,214	166,263	159,399
Additions through acquisition	413,713	380,414	418,362
Increases (decreases) due to business combination		21,880
Sales	(5,260)	(6,508)	(6,335)
Harvest	(139,247)	(140,381)	(147,901)
Increases (decreases) in foreign exchange	163	(63,251)	14,917
Loss of forest due to fires	(9,484)	(25,633)	(65,005)
Transfers to non-current assets held for sale			(54,961)
Other Increases (decreases)	329	(258)	322
Changes in fair value	14,329	(125,448)	(332,190)
Gain (losses) arising from changes in fair value minus sale costs	204,646	117,316	264,477
Sales	(11,420)	(7,946)	(5,787)
Harvest	(175,947)	(241,617)	(322,232)
Increases (decreases) in foreign exchange	60	6,480	1,090
Loss of forest due to fires	(2,650)	715	(43,721)
Transfers to non-current assets held for sale			(226,017)
Other Increases (decreases)	(360)	(396)
Total Changes	274,543	40,815	(172,791)
Closing Balance	3,337,937	3,063,394	3,022,579
Biological assets Current [member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	315,500	370,957	330,435
Changes in real incurred cost	4,575	16,970	910
Additions through acquisition	1,952	0	1,570
Sales	(13)	(27)	(168)
Harvest	(139,247)	(140,381)	(147,901)
Increases (decreases) in foreign exchange	163	(4,268)	279
Loss of forest due to fires	0	0	(1,652)
Transfers to non-current assets held for sale			(11,022)
Transfers from non-current to current	141,720	161,646	159,804
Other Increases (decreases)	0	0
Changes in fair value	(83,742)	(72,427)	39,612
Gain (losses) arising from changes in fair value minus sale costs	418	0	0
Sales	12	0	(51)
Harvest	(175,947)	(241,617)	(322,232)
Increases (decreases) in foreign exchange	60	(6,739)	(4,311)
Loss of forest due to fires			0
Transfers to non-current assets held for sale			(48,148)
Transfers from non-current to current	91,715	175,929	414,354
Total Changes	(79,167)	(55,457)	40,522
Closing Balance	236,333	315,500	370,957
Biological assets Non-current [member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	2,747,894	2,651,622	2,864,935
Changes in real incurred cost	255,639	149,293	158,489
Additions through acquisition	411,761	380,414	416,792
Increases (decreases) due to business combination		21,880
Sales	(5,247)	(6,481)	(6,167)
Increases (decreases) in foreign exchange	0	(58,983)	14,638
Loss of forest due to fires	(9,484)	(25,633)	(63,353)
Transfers to non-current assets held for sale			(43,939)
Transfers from non-current to current	(141,720)	(161,646)	(159,804)
Other Increases (decreases)	329	(258)	322
Changes in fair value	98,071	(53,021)	(371,802)
Gain (losses) arising from changes in fair value minus sale costs	204,228	117,316	264,477
Sales	(11,432)	(7,946)	(5,736)
Increases (decreases) in foreign exchange	0	13,219	5,401
Loss of forest due to fires	(2,650)	715	(43,721)
Transfers to non-current assets held for sale			(177,869)
Transfers from non-current to current	(91,715)	(175,929)	(414,354)
Other Increases (decreases)	(360)	(396)
Total Changes	353,710	96,272	(213,313)
Closing Balance	$ 3,101,604	$ 2,747,894	$ 2,651,622